Reconciliation of movement in net borrowings - Movement in net borrowings (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings [abstract]
Net increase in cash and cash equivalents before exchange	$ 265	$ 594
Net increase in bonds and other borrowings	(14)	(375)
Net decrease in net borrowings from cash flows	251	219
Exchange differences on net borrowings	59	111
Other non-cash items(1)	(128)	11
Net borrowings at beginning of the period	(21,854)	(21,017)
Net borrowings at end of the period	$ (21,672)	$ (20,676)